Goodwill - Schedule of Changes in the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Cost - ending of period	$ 46,837		$ 36,770	$ 15,528
Accumulated impairment losses - ending of period	(14,300)		(14,300)	(14,300)
Total	32,537		22,470	1,228
Goodwill [Roll Forward]
Cost - beginning of period	36,770	$ 15,528	15,528	15,528
Deconsolidation of imaging centers and urgent care clinic	(701)	0
Cost - ending of period	46,837		36,770	15,528
Accumulated impairment
Accumulated impairment losses - beginning of period	(14,300)	$ (14,300)	(14,300)	(14,300)
Impairment charges during the period	0		0	0
Accumulated impairment losses - ending of period	(14,300)		(14,300)	$ (14,300)
January 2014 business combination [Member]
Goodwill [Roll Forward]
Business combination			701
September 2014 [Member]
Goodwill [Roll Forward]
Business combination			1,249
December 2014 business combination [Member]
Goodwill [Roll Forward]
Business combination			$ 19,292
April 2015 [Member]
Goodwill [Roll Forward]
Business combination	9,447
June Two Thousand Fifteen [Member]
Goodwill [Roll Forward]
Business combination	$ 1,321